Fair Value Disclosure for Non-financial Assets	12 Months Ended
Dec. 31, 2017
Disclosure of fair value measurement of assets [abstract]
Fair Value Disclosure for Non-financial Assets
Note 30. Fair Value Disclosure for Non-financial Assets
The fair values of the Group’s financial instrument assets and liabilities which are measured at fair value on the consolidated statements of financial position are discussed in Note 29. The following tables present non-financial assets which are measured at fair value in the consolidated statements of financial position, classified by level of the fair value hierarchy:
Assets measured at fair value on a recurring basis as at December 31, 2017:
	Level 1	Level 2	Level 3
Inventories	$1,039	$271	$—
Investment property	—	37,660	—
Total	$1,039	$37,931	$—

Assets measured at fair value on a recurring basis as at December 31, 2016:
	Level 1	Level 2	Level 3
Inventories	$1,655	$13,529	$—
Investment property	—	35,663	—
Total	$1,655	$49,192	$—

Commodity inventories are measured at fair value less costs to sell. The fair values are determined by reference to their contractual selling prices or quoted prices in marketplaces in the absence of a contract (level 1 fair value hierarchy). An average of past sale prices is used when there are no observable market prices or current contracts but there have been recent past sales of such goods and there are no indications that the market prices have been materially impacted (level 2 fair value hierarchy).
The fair values of investment property are measured using an income approach which includes the following inputs: land value, realized basic rents, operating costs, discount rates and damages and defects (level 2 fair value hierarchy). The valuation approach was consistent for both 2017 and 2016. Both the 2017 and 2016 valuations were performed by an independent external valuator who is an authorized expert for the valuation of developed and undeveloped land in Germany and holds recognized and relevant professional qualifications and has recent experience in the location and category of the investment property being valued.